Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	$ 1,142,268	$ 754,078	$ 478,263
Foreign currency translation adjustments	(72,559)	(17,210)	11,104
Net change in unrealized losses on available-for-sale investment securities	13,627
Share repurchase & reissuance	(200,000)
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	2	1
Share repurchase, amount			(139)
Share-based compensation	113,113	90,392	121,087
Issuance of ordinary shares in connection with business acquisitions, amount			7,864
Issuance of ordinary shares in connection with exercise of options, amount	19,112	15,066	19,071
Change of subsidiaries' noncontrolling interests in connection with capital injection	(40,947)
Disposal of noncontrolling interest in subsidiaries			(544)
Acquisition of additional equity interests in subsidiaries		(947)
Net income	253,161	216,163	97,849
Other comprehensive income (loss)	(58,932)	(33,086)	11,104
Ending Balance, amount	1,272,806	1,142,268	754,078
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	1,028,598
Foreign currency translation adjustments	(54,032)	(42,342)	11,266
Net income	306,968	222,768	99,652
Other comprehensive income (loss)	(45,155)	(32,152)	$ 11,266
Ending Balance, amount	$ 1,191,880	$ 1,028,598
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares (in shares)	193,416,331	188,890,921	184,157,097
Beginning Balance, amount	$ 193	$ 189	$ 184
Share cancellation, shares (in shares)	(3)
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	248,543	2,691,753	561,517
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	$ 1	$ 2	$ 1
Share repurchase, shares (in shares)			(14,544)
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)			204,466
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	495,535	1,833,657	3,982,385
Issuance of ordinary shares in connection with exercise of options, amount	$ 1	$ 2	$ 4
Ending Balance, shares (in shares)	194,160,406	193,416,331	188,890,921
Ending Balance, amount	$ 195	$ 193	$ 189
Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares (in shares)	193,416,331	188,890,921	184,157,097
Beginning Balance, amount	$ 193	$ 189	$ 184
Share cancellation, shares (in shares)	(3)
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	248,543	2,691,753	561,517
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	$ 1	$ 2	$ 1
Share repurchase, shares (in shares)			(14,544)
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)			204,466
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	495,535	1,833,657	3,982,385
Issuance of ordinary shares in connection with exercise of options, amount	$ 1	$ 2	$ 4
Ending Balance, shares (in shares)	194,160,406	193,416,331	188,890,921
Ending Balance, amount	$ 195	$ 193	$ 189
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	(139)	(139)
Share repurchase & reissuance	(97,484)
Share repurchase, amount			(139)
Ending Balance, amount	(97,623)	(139)	(139)
Treasury Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	(139)	(139)
Share repurchase & reissuance	(97,484)
Share repurchase, amount			(139)
Ending Balance, amount	(97,623)	(139)	(139)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	669,760	568,675	420,662
Share repurchase & reissuance	(102,516)
Share-based compensation	113,113	90,392	121,087
Issuance of ordinary shares in connection with business acquisitions, amount			7,864
Issuance of ordinary shares in connection with exercise of options, amount	19,111	15,064	19,067
Change of subsidiaries' noncontrolling interests in connection with capital injection	(34,310)
Disposal of noncontrolling interest in subsidiaries			(5)
Acquisition of additional equity interests in subsidiaries		(4,371)
Ending Balance, amount	668,711	669,760	568,675
Additional Paid-in Capital [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	669,760	568,675	420,662
Share repurchase & reissuance	(102,516)
Share-based compensation	113,113	90,392	121,087
Issuance of ordinary shares in connection with business acquisitions, amount			7,864
Issuance of ordinary shares in connection with exercise of options, amount	19,111	15,064	19,067
Change of subsidiaries' noncontrolling interests in connection with capital injection	(34,310)
Disposal of noncontrolling interest in subsidiaries	3,553		(5)
Acquisition of additional equity interests in subsidiaries		(4,371)
Ending Balance, amount	668,711	669,760	568,675
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	(11,772)	20,380	9,114
Foreign currency translation adjustments	(58,782)
Net change in unrealized losses on available-for-sale investment securities	13,627
Other comprehensive income (loss)		(32,152)	11,266
Ending Balance, amount	(56,927)	(11,772)	20,380
Accumulated other comprehensive income (loss) [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	(11,772)	20,380	9,114
Foreign currency translation adjustments	(54,032)
Net change in unrealized losses on available-for-sale investment securities	8,877
Other comprehensive income (loss)		(32,152)	11,266
Ending Balance, amount	(56,927)	(11,772)	20,380
Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	321,123	119,639	32,061
Net income	306,968	222,768	99,652
Ending Balance, amount	618,731	321,123	119,639
Retained earnings [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	370,556	147,788	48,136
Net income	306,968	222,768	99,652
Ending Balance, amount	677,524	370,556	147,788
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	1,028,598	736,893	478,096
Foreign currency translation adjustments	(58,782)
Net change in unrealized losses on available-for-sale investment securities	13,627
Share repurchase & reissuance	(200,000)
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	2	1
Share repurchase, amount			(139)
Share-based compensation	113,113	90,392	121,087
Issuance of ordinary shares in connection with business acquisitions, amount			7,864
Issuance of ordinary shares in connection with exercise of options, amount	19,112	15,066	19,071
Change of subsidiaries' noncontrolling interests in connection with capital injection	(34,310)
Disposal of noncontrolling interest in subsidiaries			(5)
Acquisition of additional equity interests in subsidiaries		(4,371)
Net income	306,968	222,768	99,652
Other comprehensive income (loss)		(32,152)	11,266
Ending Balance, amount	1,191,880	1,028,598	736,893
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	1,028,598	736,893	478,096
Foreign currency translation adjustments	(54,032)
Net change in unrealized losses on available-for-sale investment securities	8,877
Share repurchase & reissuance	(200,000)
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	2	1
Share repurchase, amount			(139)
Share-based compensation	113,113	90,392	121,087
Issuance of ordinary shares in connection with business acquisitions, amount			7,864
Issuance of ordinary shares in connection with exercise of options, amount	19,112	15,066	19,071
Change of subsidiaries' noncontrolling interests in connection with capital injection	(34,310)
Disposal of noncontrolling interest in subsidiaries	3,553		(5)
Acquisition of additional equity interests in subsidiaries		(4,371)
Net income	306,968	222,768	99,652
Other comprehensive income (loss)		(32,152)	11,266
Ending Balance, amount	$ 1,191,880	$ 1,028,598	$ 736,893